As filed with the Securities and Exchange Commission on October 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2011

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 115.4% (1)
Coal - 7.8% (1)
United States - 7.8% (1)
Oxford Resource Partners, L.P.	400,000	$7,736,000
Penn Virginia Resources Partners, L.P.	465,000	12,034,200
		19,770,200
Crude/Natural Gas Production - 24.4% (1)
United States - 24.4% (1)
Breitburn Energy Partners, L.P.	489,000	9,041,610
EV Energy Partners, L.P.	300,000	20,664,000
Legacy Reserves, L.P.	285,000	7,854,600
Linn Energy, LLC	208,000	7,872,800
Sandridge Mississippian Trust	218,000	5,681,080
Sandridge Permian Trust	350,000	6,597,500
VOC Energy Trust	165,000	3,686,100
		61,397,690
Crude/Refined Products Pipelines and Storage - 23.5% (1)
United States - 23.5% (1)
Buckeye Partners, L.P.	125,000	7,872,500
Enbridge Energy Partners, L.P.	396,000	11,286,000
Genesis Energy, L.P.	300,000	7,425,000
Kinder Morgan Energy Partners, L.P.	100,000	7,016,000
Magellan Midstream Partners, L.P.	200,000	11,994,000
Plains All American Pipeline, L.P.	225,000	13,641,750
		59,235,250
Fertilizers - 2.9% (1)
United States - 2.9% (1)
CVR Partners, L.P.	300,000	7,299,000

Natural Gas/Natural Gas Liquid Pipelines and Storage - 29.1% (1)
United States - 29.1% (1)
Boardwalk Pipeline Partners, L.P.	550,000	13,805,000
El Paso Corporation	284,000	5,435,760
Energy Transfer Equity, L.P.	132,000	5,047,680
Energy Transfer Partners, L.P.	362,000	16,311,720
Enterprise Products Partners, L.P.	300,000	12,645,000
ONEOK, Inc.	81,000	5,742,900
Spectra Energy Partners, L.P.	120,000	3,486,000
TC Pipelines, L.P.	125,000	5,450,000
The Williams Companies, Inc.	193,000	5,209,070
		73,133,130
Natural Gas Gathering/Processing - 24.4% (1)
United States - 24.4% (1)
Copano Energy L.L.C.	274,000	8,883,080
Crosstex Energy, L.P.	950,000	15,570,500
DCP Midstream Partners, L.P.	125,000	4,846,250
MarkWest Energy Partners, L.P.	205,000	9,850,250
Regency Energy Partners, L.P.	475,000	11,343,000
Targa Resources Partners, L.P.	315,000	10,804,500
		61,297,580
Propane - 1.5% (1)
United States - 1.5% (1)
NGL Energy Partners, L.P.	175,000	3,752,000

Shipping - 1.8% (1)
Republic of the Marshall Islands - 1.8% (1)
Teekay Offshore Partners, L.P.	170,000	4,569,600

Total Master Limited Partnerships and Related Companies (Cost $268,864,336)		$290,454,450

Preferred Stock - 3.2% (1)
Shipping - 3.2% (1)
Republic of the Marshall Islands - 3.2% (1)
Seaspan Corp.	300,000	$7,998,000

Total Preferred Stock (Cost $8,145,000)		$7,998,000

	Principal
	Amount
Senior Notes - 5.4% (1)
Crude/Natural Gas Production - 3.7% (1)
United States - 3.7% (1)
Breitburn Energy Partners, L.P., 8.625%, due 10/15/2020	$2,500,000	$2,512,500
Eagle Rock Energy Partners, L.P., 8.375%, due 06/01/2019 (2)	5,000,000	4,918,750
Linn Energy, LLC, 7.750%, due 02/01/2021 (2)	2,000,000	2,050,000
		9,481,250
Crude/Refined Products Pipelines and Storage - 0.4% (1)
United States - 0.4% (1)
Genesis Energy, L.P., 7.875%, due 12/15/2018 (2)	1,000,000	967,500

Natural Gas Gathering/Processing - 1.3% (1)
United States - 1.3% (1)
Regency Energy Partners, L.P., 9.375%, due 06/01/2016	2,000,000	2,200,000
Targa Resources Partners, L.P., 8.250%, due 07/01/2016	200,000	210,000
Targa Resources Partners, L.P., 7.875%, due 10/15/2018	250,000	263,750
Targa Resources Partners, L.P., 6.875%, due 02/01/2021 (2)	600,000	595,500
		3,269,250

Total Senior Notes (Cost $13,269,812)		$13,718,000

Options - 1.1% (1)
United States - 1.1% (1)	Contracts
SPDR S&P 500 ETF Trust Put Option
Expiration: October 2011, Exercise Price: $116.00	8,600	$2,726,200

Total Options (Cost $4,661,393)		$2,726,200

Short-Term Investments - Investment Companies - 10.9% (1)	Shares
United States - 10.9% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.00% (3)	5,495,939	$5,495,939
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (3)	5,495,939	5,495,939
First American Treasury Obligations Fund - Class A, 0.00% (3)	5,495,939	5,495,939
First American Treasury Obligations Fund - Class Y, 0.00% (3)	5,495,939	5,495,939
First American Treasury Obligations Fund - Class Z, 0.00% (3)	5,495,939	5,495,939
Total Short-Term Investments (Cost $27,479,695)		$27,479,695

Total Investments - 136.0% (1) (Cost $322,420,236)		$342,376,345
Liabilities in Excess of Other Assets - (36.0)% (1)		(90,711,250)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$251,665,095

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
Exchange Traded Note - (9.2)%(1)
United States - (9.2)% (1)	Shares
J.P. Morgan Alerian MLP Index ETN	650,000	$23,068,500

Total Exchange Traded Notes (Proceeds $22,917,024)		$23,068,500

Options - (0.6)%(1)
United States - (0.6)% (1)	Contracts
SPDR S&P 500 ETF Trust Call Option
Expiration: October 2011, Exercise Price: $109.00	8,600	$1,513,600
Enterprise Products Partners, L.P. Call Option
Expiration: September 2011, Exercise Price: $45.00	1,000	5,000
Kinder Morgan Energy Partners, L.P. Call Option
Expiration: September 2011, Exercise Price: $72.50	500	23,000
Magellan Midstream Partners, L.P. Call Option
Expiration: September 2011, Exercise Price: $60.00	500	40,000

Total Options (Proceeds $2,993,464)		$1,581,600

Total Securities Sold Short - (9.8)%(1) (Proceeds $25,910,488)		$24,650,100

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities represent a total fair value of $8,531,750, which represents 3.4% of net assets.
(3) Rate reported is the current yield as of August 31, 2011.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows:

Cost of investments	$319,769,845
Gross unrealized appreciation	$36,197,791
Gross unrealized depreciation	(13,591,292)
Net unrealized appreciation	$22,606,499

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Master Limited Partnerships and Related Companies (a)	$290,454,450	$290,454,450	$-	$-
Preferred Stock (a)	7,998,000	7,998,000	-	-
Total Equity Securities	298,452,450	298,452,450	-	-
Notes
Senior Notes (a)	13,718,000	-	13,718,000	-
Total Notes	13,718,000	-	13,718,000	-
Derivatives
Options	2,726,200	2,726,200	-	-
Total Derivatives	2,726,200	2,726,200	-	-
Other
Short-Term Investments	27,479,695	27,479,695	-	-
Total Other	27,479,695	27,479,695	-	-
Total Assets	$342,376,345	$328,658,345	$13,718,000	$-
Liabilities Note
Exchange Traded Note	$23,068,500	$23,068,500	$-	$-
Total Note	23,068,500	23,068,500	-	-
Derivatives
Options	1,581,600	1,581,600	-	-
Total Derivatives	1,581,600	1,581,600	-	-
Total Liabilities	$24,650,100	$24,650,100	$-	$-
Total	$317,726,245	$304,008,245	$13,718,000	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the fiscal quarter ended August 31, 2011.

There were no transfers between Levels during the period.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options would be included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options would be included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

During the period ended August 31, 2011, the Fund purchased 4,300 J.P. Morgan Alerian MLP Index ETN equity option put contracts with an exercise price of $37.00 and sold all of these option contracts for a total realized gain of $378,502.  The Fund also purchased 30,900 S&P Depository Receipts (“SPDR”) Trust Series 1 equity option put contracts with various exercise prices and sold 17,000 of these option contracts for a total realized loss of $1,033,965.  5,300 of these contracts expired for a total realized loss of $397,087.  The Fund also purchased 6,900 iPath S&P 500 option call contracts with an exercise price of $25.00 and sold all of these contracts for a total realized loss of $151,077.  The total realized loss of $1,203,627 would be included in net realized gain (loss) on investments in the Statement of Operations.

On August 31, 2011 the Fund held 8,600 SPDR Trust Series 1 equity option put contracts at fair value of $2,726,200 with an exercise price of $116.00.  These equity option put contracts would be included in investments at fair value in the Statement of Assets and Liabilities. The unrealized depreciation of $1,935,193 on these equity option put contracts would be included in the net change in unrealized depreciation of investments in the Statement of Operations.

During the period ended August 31, 2011, the Fund wrote 19,400 SPDR Trust Series 1 short option put contracts with various exercise prices and covered 8,500 of these option contracts for a total realized gain of $645,735.  2,300 of these contracts expired for a total realized gain of $25,266.  The Fund also wrote 2,500 Kinder Morgan Energy Partners, L.P. short option call contracts with an exercise price of $72.50 and covered 2,000 of these option contracts for a total realized loss of $55,154.  The Fund also wrote 2,500 Magellan Midstream Partners, L.P. short option call contracts with an exercise price of $60.00 and covered 2,000 of these option contracts for a total realized loss of $130,554.  The total realized gain of $485,293 would be included in the net realized gain (loss) on investments in the Statement of Operations.

On August 31, 2011 the Fund held 8,600 SPDR S&P 500 ETF Trust short option put contracts at fair value of $1,513,600 and exercise price of $109.00, 1,000 Enterprise Products Partners, L.P. short option call contracts at fair value of $5,000 and exercise price of $45.00, 500 Kinder Morgan Energy Partners, L.P. short option call contracts at fair value of $23,000 and exercise price of $72.50, and 500 Magellan Midstream Partners, L.P. short option call contracts at fair value of $40,000 and exercise price of $60.00.  These equity option contracts would be included in securities sold short at fair value in the Statement of Assets and Liabilities. The unrealized appreciation of $1,411,864 on these short equity option put contracts would be included in the net change in unrealized depreciation of investments in the Statement of Operations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title) /s/ Jerry V. Swank
 Jerry V. Swank, President

Date  10/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry V. Swank
 Jerry V. Swank, President

Date  10/21/11

By (Signature and Title) /s/ John H. Alban
 John H. Alban, Treasurer

Date  10/21/11